ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired intangible assets with definite lives
Gross carrying amount	$ 2,519,000	$ 2,519,000
Accumulated amortization	(2,585,000)	(2,491,000)
Exchange differences	66,000	67,000
Total		95,000
Acquired intangible assets with indefinite lives
Movie theater licenses, Gross carrying amount	2,328,000	2,328,000
Movie theater licenses, Exchange difference	18,000	29,000
Movie theater licenses, Net carrying amount	2,346,000	2,357,000
Intangible Assets
Gross carrying amount, Total	4,847,000	4,847,000
Exchange difference, Total	84,000	96,000
Net carrying amount, Total	2,346,000	2,452,000
Amortization expenses	94,000	763,000	815,000
Impairment on acquired intangible assets	0
Membership
Acquired intangible assets with definite lives
Gross carrying amount	59,000	59,000
Accumulated amortization	(59,000)	(59,000)
Favorable lease
Acquired intangible assets with definite lives
Gross carrying amount	2,460,000	2,460,000
Accumulated amortization	(2,526,000)	(2,432,000)
Exchange differences	66,000	67,000
Total		$ 95,000